As filed with the Securities and Exchange Commission on December 4, 1995


                                         Securities Act Registration No. 2-68011
                                Investment Company Act Registration No. 811-3067
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             _____________________

                                   FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                          Pre-Effective Amendment No.                       [ ]
                        Post-Effective Amendment No. 23                     [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 23                            [X]
                        (Check appropriate box or boxes)


                             _____________________



                    PRUDENTIAL INCOMEVERTIBLE(R) FUND, INC.
               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 214-1250
                               S. Jane Rose, Esq.
                               One Seaport Plaza
                            New York, New York 10292
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):


             [ ] immediately upon filing pursuant to paragraph (b)

             [ ] on (date) pursuant to paragraph (b)

             [X] 60 days after filing pursuant to paragraph (a)(1)

             [ ] on (date) pursuant to paragraph (a)(1)

             [ ] 75 days after filing pursuant to paragraph (a)(2)

             [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
                 If appropriate, check the following box:

             [ ] this post-effective amendment designates a new
                 effective date for a previously filed post-effective amendment







Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby terminates its election to register an indefinite number of shares of its Common Stock, par value $.01 per share. The Registrant has filed its final notice under such Rule for the period January 1, 1995 through September 29, 1995 on November 28, 1995.


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


Explanatory Note


    This Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Prudential IncomeVertible(R) Fund, Inc. ("Registrant") is being filed solely for the purpose of terminating the Registrant's Rule 24f-2 election. The Registrant, pursuant to an Agreement and Plan of Reorganization and Liquidation, dated as of June 30, 1995, between the Registrant and Prudential Allocation Fund ("Allocation Fund"), transferred effective September 29, 1995 all of its assets to Allocation Fund and Allocation Fund assumed all of the Registrant's liabilities in exchange for shares of Allocation Fund. Accordingly, Registrant currently has no assets or liabilities or shareholders. In addition, Registrant intends to file Form N-8F for an order declaring that Registrant has ceased to be an investment company and, after such order is granted, to file articles of dissolution with the State Department of Assessments and Taxation of the State of Maryland.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and State of New York, on the 1st day of December, 1995.

                                   Prudential IncomeVertible(R) Fund, Inc.




                                   /s/ Richard A. Redeker

                                   (Richard A. Redeker, President)


    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                Signature                  Title                   Date

          /s/ Eugene S. Stark
    -------------------------------
             Eugene S. Stark          Treasurer                 December 1, 1995


        /s/ Richard A. Redeker
    -------------------------------
             Richard A. Redeker       President and Director    December 1, 1995


         /s/ Robert R. Fortune
    -------------------------------
             Robert R. Fortune        Director                  December 1, 1995


          /s/ Delayne D. Gold
    -------------------------------
             Delayne D. Gold          Director                  December 1, 1995


          /s/ Harry A. Jacobs, Jr.
    -------------------------------
             Harry A. Jacobs, Jr.     Director                  December 1, 1995


          /s/ Thomas A. Owens, Jr.
    -------------------------------
             Thomas A. Owens, Jr.     Director                  December 1, 1995


          /s/ Merle T. Welshans
    -------------------------------
             Merle T. Welshans        Director                  December 1, 1995